Financial Instruments Designated at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of financial liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value (1) Gains/(Losses)		Cumulative change in FV (2) Gains/(Losses)
	As at		For the year ended
October 31 ($ millions)	2024	2023	2024	2023	2024	2023
Liabilities :
Senior note liabilities (3)	$36,341	$26,779	$(4,515)	$762	$4,140	$8,655

(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’ s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount	Carrying Value	Difference between contractual maturity amount and carrying value	Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at October 31, 2024	$40,481	$36,341	$4,140	$(804)	$(913)
As at October 31, 2023	$35,434	$26,779	$8,655	$(1,338)	$(109)

(1)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.